KEY MANAGEMENT COMPENSATION - Disclosure of Information About Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Key Management Compensation [Line Items]
Key management personnel compensation	$ 10,592	$ 9,088
Independent members of the Board of Directors[Member]
Disclosure Of Key Management Compensation [Line Items]
Salaries, bonuses, fees and benefits	837	868
Share-based payments	713	769
Other members of key management [Member]
Disclosure Of Key Management Compensation [Line Items]
Salaries, bonuses, fees and benefits	4,983	3,790
Share-based payments	$ 4,059	$ 3,661